Note 8 - Deferred Charges, Net	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Deferred Charges [Text Block]

8. Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2021	$27,682
Additions	12,456
Amortization	(4,847)
Write-off and other movements (Note 7)	(530)
Balance, June 30, 2021	$34,761

During the six-month period ended June 30, 2021, eight vessels underwent and completed their special survey and one vessel was in the process of completing its special survey. During the six-month period ended June 30, 2020, seven vessels underwent and completed their special surveys. The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.